Other Payables and Accruals	12 Months Ended
Jun. 30, 2026
Other Payables and Accruals [Abstract]
Other payables and accruals	Note 8. Other payables and accruals
	As of June 30,
	2026	2025
Payroll payable	$32,905	$5,442
Other payables	149,580	134,086
	$182,485	$139,528